MORGAN STANLEY PATHWAY FUNDS (“TRUST”)

SUPPLEMENT DATED JANUARY 1, 2019,

TO THE STATUTORY PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 1, 2019

This Supplement provides new and additional information beyond that contained in the Statutory Prospectus and Summary Prospectus and should be read in conjunction with such Statutory Prospectus and Summary Prospectus.

INTERNATIONAL FIXED INCOME FUND

On or about March 1, 2019 (the “Effective Date”), the International Fixed Income Fund (the “Fund”) will revise its investment strategy.

Therefore, until or around the Effective Date, the Statutory Prospectus and Summary Prospectus are hereby amended and supplemented to reflect the following changes to the Fund.

In the “Fund summaries” section for the Fund, under the heading titled “Principal investment strategies” on p. 29 of the Statutory Prospectus and on p. 2 of the Summary Prospectus, the first two sentences are hereby deleted and replaced with the following:

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in non-U.S. dollar-denominated fixed income instruments. The Fund invests primarily in fixed income instruments of issuers located in at least three countries, including the U.S.

In the “Fund details” section for the Fund, under the sub-section titled “Investment objectives, strategies and risks,” under the heading titled “Principal investment strategies” on p. 65 of the Statutory Prospectus, the first two sentences are hereby deleted and replaced with the following:

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in non-U.S. dollar-denominated fixed income instruments. The Fund invests primarily in fixed income instruments of issuers located in at least three countries, including the U.S.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MORGAN STANLEY PATHWAY FUNDS (“TRUST”)

SUPPLEMENT DATED JANUARY 1, 2019,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED JANUARY 1, 2019

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

INTERNATIONAL FIXED INCOME FUND

On or about March 1, 2019 (the “Effective Date”), the International Fixed Income Fund (the “Fund”) will revise its investment strategy.

Therefore, until or around the Effective Date, the SAI is hereby amended and supplemented to reflect the following changes to the Fund.

In the “Investment Restrictions” section, under the heading “Non-Fundamental Investment Restrictions” on p. 26 of the SAI, numbers 12 and 13 are hereby deleted and replaced with the following and the remaining non-fundamental policies shall be renumbered accordingly:

12.         The International Fixed Income Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in non-U.S. dollar-denominated fixed income securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE